Loans and Leases - Schedule of Troubled Debt that Defaulted Subsequently (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Troubled debt restructuring, subsequently defaulted	$ 6	$ 8